As filed with the Securities and Exchange Commission on January 27, 2000.

                                                                       File Nos.
                                                                         2-99112
                                                                        811-4356

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.   18                          (X)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.   18                                         (X)

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

        MURRAY L. SIMPSON, 777 MARINERS ISLAND BLVD. SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on February 1, 2000 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's prospectus dated November 1, 1999, and Statement of Additional Information dated November 1, 1999, as amended January 1, 2000, as filed with the Securities and Exchange Commission under Form Type 497 on November 1, 1999, and December 16, 1999, respectively (File No. 02-99112 and 811-4356), are hereby incorporated by reference.







o CAT P-1

                        SUPPLEMENT DATED FEBRUARY 1, 2000
                              TO THE PROSPECTUS OF
                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                             DATED NOVEMBER 1, 1999

The prospectus is amended as follows:

I. As of February 1, 2000, the Franklin California Insured Tax-Free Income Fund offers three classes of shares: Class A, Class B and Class C.

II. The section "Performance" for the Insured Fund, found on page 7, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

 6.33%   10.80%   8.73%  13.00%   -5.31%  16.30%   4.22%  8.21%   6.51%  -3.56%
   90      91      92      93       94      95      96      97     98      99
                                      YEAR

[Begin callout]
BEST
QUARTER:
Q1 '95
7.02%

WORST
QUARTER:
Q1 '94
-4.98%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                  1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------

Franklin California Insured Tax-Free
 Income Fund - Class A 2                          -7.68%      5.23%      5.86%

Lehman Brothers Municipal Bond Index 3            -2.06%      6.91%      6.89%

                                                                           SINCE
                                                                       INCEPTION
                                                              1 YEAR    (5/1/95)
--------------------------------------------------------------------------------

Franklin California Insured Tax-Free
 Income Fund - Class C 2                                     -5.90%      4.31%

Lehman Brothers Municipal Bond Index 3                       -2.06%      5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

III. The section "Fees and Expenses" for the Insured Fund, found on page 8, is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                     CLASS A  CLASS B 1  CLASS C
--------------------------------------------------------------------------------

Maximum sales charge (load) as a percentage of        4.25%    4.00%    1.99%
offering price

 Load imposed on purchases                            4.25%     None    1.00%

 Maximum deferred sales charge (load)                 None 2   4.00% 3  0.99% 4

Exchange fee                                          None      None     None

Please see "Sales Charges" on page 39 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)

                                                     CLASS A  CLASS B 1  CLASS C
--------------------------------------------------------------------------------

Management fees                                       0.46%    0.46%    0.46%

Distribution and service (12b-1) fees                 0.09%    0.65%    0.65%

Other expenses                                        0.05%    0.05%    0.05%
                                                     ---------------------------

Total annual fund operating expenses                  0.60%    1.16%    1.16%
                                                     ===========================

1. The fund began offering Class B shares on February 1, 2000. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended June 30, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
2. Except for investments of $1 million or more (see page 40).
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;

o  Your investment has a 5% return each year; and

o  The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------

If you sell your shares at the end of the period:

Class A                                   $484 1    $609      $746      $1,143

Class B                                    $518     $668      $838      $1,253 2

Class C                                    $315     $465      $732      $1,495

If you do not sell your shares:

Class B                                    $118     $368      $638      $1,253 2

Class C                                    $217     $465      $732      $1,495

1. Assumes a contingent  deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

IV. The management team for the Insured Fund on page 10 is replaced with the following:

The team responsible for the fund's management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS
Ms. Amoroso has been an analyst or portfolio manager of the fund since 1987. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS
Mr. Pomeroy has been an analyst or portfolio manager of the fund since 1989. He joined the Franklin Templeton Group in 1986.

BERNARD SCHROER, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Schroer has been an analyst or portfolio manager of the fund since 1987. He joined the Franklin Templeton Group in 1987.

JOHN WILEY, VICE PRESIDENT OF ADVISERS
Mr. Wiley has been an analyst or portfolio manager of the fund since 1991. He joined the Franklin Templeton Group in 1989.

V. The section "Performance" for the Intermediate Fund, found on page 20, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 7 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS 1

[Insert bar graph]

 11.52%   -4.25%   15.92%  7.48%   5.83%  6.51%   -1.40%
   93       94       95      96     97      98      99
                       YEAR

[Begin callout]
BEST
QUARTER:
Q1 '95
6.05%

WORST
QUARTER:
Q1 '94
-4.45%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                                          SINCE
                                                                       INCEPTION
                                                  1 YEAR     5 YEARS   (9/21/92)
--------------------------------------------------------------------------------

Franklin California Intermediate-Term Tax-Free
 Income Fund 2                                    -3.60%       6.3%       5.53%

Lehman Brothers 10-Year Municipal Bond Index 3    -1.25%       7.12%      6.19%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers 10-Year Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least 10 years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

VI. The management team for the Intermediate Fund on page 22 is replaced with the following:

The team responsible for the fund's management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS
Ms. Amoroso has been an analyst or portfolio manager of the fund since its inception. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS
Mr. Pomeroy has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1986.

BERNARD SCHROER, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Schroer has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1987.

JOHN WILEY, VICE PRESIDENT OF ADVISERS
Mr. Wiley has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1989.

VII. The section "Performance" for the Money Fund, found on page 32, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows the fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS

[Insert bar graph]

 5.37%    3.86%   2.37%   1.89%   2.22%    3.15%   2.75%  2.91%   2.62%   2.41%
   90      91      92      93       94      95      96      97     98      99
                                      YEAR

[Begin callout]
BEST
QUARTER:
Q2 '90
1.36%

WORST
QUARTER:
Q1 '94
0.40%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                   1 YEAR     5 YEARS   10 YEARS
--------------------------------------------------------------------------------

Franklin California Tax-Exempt Money Fund          2.41%        2.77%     2.95%

All fund performance assumes reinvestment of dividends.

To obtain the fund's current yield information, please call 1-800/DIAL BEN(R).

VIII. The management team for the Money Fund on page 34 is replaced with the following:

The team responsible for the fund's management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS
Ms. Amoroso has been an analyst or portfolio manager of the fund since 1987. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

JAMES PATRICK CONN, VICE PRESIDENT OF ADVISERS
Mr. Conn has been an analyst or portfolio manager of the fund since December 1999. He joined the Franklin Templeton Group in 1996. Previously, he was a portfolio manager with California Investment Trust.

CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS
Ms. Higgins has been an analyst or portfolio manager of the fund since 1992. She joined the Franklin Templeton Group in 1990.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS
Mr. Pomeroy has been an analyst or portfolio manager of the fund since 1989. He joined the Franklin Templeton Group in 1986.

IX. In the section "Sales Charges", which begins on page 39, the following changes are made:

(a) The first chart on page 39 is replaced with the following:


CLASS A                           CLASS B (INSURED FUND ONLY)     CLASS C (INSURED FUND ONLY)
------------------------------------------------------------------------------------------------
o   Initial sales charge of       o   No initial sales charge     o   Initial sales charge of 1%
    4.25% or less (Insured
    Fund) or 2.25% or less
    (Intermediate Fund)

o   Deferred sales charge of 1%   o   Deferred sales charge of    o   Deferred sales charge of
    on purchases of $1 million        4% on shares you sell           1% on shares you sell
    or more sold within 12            within the first year,          within 18 months
    months                            declining to 1% within
                                      six years and eliminated
                                      after that

o   Lower annual expenses than    o   Higher annual expenses      o   Higher annual expenses
    Class B or C due to lower         than Class A (same as           than Class A (same as
    distribution fees                 Class C) due to higher          Class B) due to higher
                                      distribution fees.              distribution fees. No
                                      Automatic conversion to         conversion to Class A
                                      Class A shares after            shares, so annual
                                      eight years, reducing           expenses do not decrease.
                                      future annual expenses.

The Insured Fund began offering Class B shares on February 1, 2000.

(b) The following is added before the discussion of Class C sales charges on page 40:

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES                         THIS % IS DEDUCTED FROM
WITHIN THIS MANY YEARS AFTER BUYING THEM        YOUR PROCEEDS AS A CDSC
------------------------------------------------------------------------
1 Year                                          4

2 Years                                         4

3 Years                                         3

4 Years                                         3

5 Years                                         2

6 Years                                         1

7 Years                                         0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 41). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The section "Contingent Deferred Sales Charge (CDSC) - Class A & C" on page 41 is renamed "Contingent Deferred Sales Charge (CDSC) - Class A, B & C."

X. The footnote in the section "Distribution Options" on page 46 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

XI. The following is added after the second paragraph in the section "Exchange Privilege", which begins on page 47:

 If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

XII. The second paragraph of the "By Mail" section in the Selling Shares chart on page 51 is replaced with the following:

Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

XIII. The section "Statements and Reports" on page 52 is replaced with the following:

STATEMENTS AND REPORTS For the Insured and Intermediate Funds, you will receive quarterly account statements that show all your account transactions during the quarter. For the Money Fund, you will receive monthly account statements that show all your account transactions during the month. For each fund, you also will receive written notification after each transaction affecting your account (except for distributions, transactions made through automatic investment or withdrawal programs, and, in the case of the Money Fund, shares sold by check, which will be reported on your quarterly or monthly statement, as applicable). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

XIV. The section "Dealer Compensation" on page 54 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

INSURED FUND                              CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------
COMMISSION (%)                                 -        3.00        2.00

Investment under $100,000                   4.00           -           -

$100,000 but under $250,000                 3.25           -           -

$250,000 but under $500,000                 2.25           -           -

$500,000 but under $1 million               1.85           -           -

$1 million or more                    up to 0.75 1         -           -

12B-1 FEE TO DEALER                         0.10        0.15 2      0.65 3

INTERMEDIATE FUND                                                 CLASS A
---------------------------------------------------------------------------
COMMISSION (%)                                                         -

Investment under $100,000                                           2.00

$100,000 but under $250,000                                         1.50

$250,000 but under $500,000                                         1.00

$500,000 but under $1 million                                       0.85

$1 million or more                                            up to 0.75 1

12B-1 FEE TO DEALER                                                 0.10

A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.


                Please keep this supplement for future reference.







o CAT SA-1

                        SUPPLEMENT DATED FEBRUARY 1, 2000
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN CALIFORNIA TAX-FREE TRUST
               DATED NOVEMBER 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information is amended as follows:

I. As of February 1, 2000, the Franklin California Insured Tax-Free Income Fund offers three classes of shares: Class A, Class B and Class C.

II. The fourth paragraph in the section "Organization, Voting Rights and Principal Holders" is replaced with the following:

The Insured Fund currently offers three classes of shares, Class A, Class B and Class C. The fund began offering Class B shares on February 1, 2000. The full title of each class is:

 o Franklin California Insured Tax-Free Income Fund - Class A

 o Franklin California Insured Tax-Free Income Fund - Class B

 o Franklin California Insured Tax-Free Income Fund - Class C

III. The following is added to the section "Organization, Voting Rights and Principal Holders":

As of January 3, 2000, the principal shareholders of the funds, beneficial or of record, were:

NAME AND ADDRESS                                   PERCENTAGE (%)
--------------------------------------------------------------------------------

MONEY FUND

Kenneth Rainin Ttee                                       7
U/D/T Dated 03/26/90
5400 Hollis St.
Emeryville, CA 94608-2508

As of January 3, 2000, the officers and board members, as a group, owned of record and beneficially 5.4% of the Money Fund's shares and less than 1% of the outstanding shares of the other funds.

IV. The first paragraph of the section "Initial sales charges" on page 16 is revised to read:

The maximum initial sales charge for the Insured Fund is 4.25% for Class A and 1% for Class C. The maximum initial sales charge for the Intermediate Fund is 2.25%. There is no initial sales charge for Class B of the Insured Fund or for the Money Fund.

V. The last sentence of the first waiver category in the section "Waivers for investments from certain payments" on page 18 is revised to read:

This waiver category also applies to Class B and C shares.

VI. The following is added after the first paragraph in the section "Contingent deferred sales charge (CDSC)" on page 19:

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES WITHIN
THIS MANY YEARS AFTER BUYING THEM              THIS % IS DEDUCTED FROMYOUR PROCEEDS AS A CDSC
---------------------------------------------------------------------------------------------
1 Year                                           4

2 Years                                          4

3 Years                                          3

4 Years                                          3

5 Years                                          2

6 Years                                          1

7 Years                                          0

VII. The section "The Class C plan," found on page 24 under "Distribution and service (12b-1) fees", is replaced with the following:

THE CLASS B AND C PLANS. Under the Class B and C plans of the Insured Fund, the fund pays Distributors up to 0.50% per year of the class's average daily net assets, payable monthly for Class B and quarterly for Class C, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund also may pay a servicing fee of up to 0.15% per year of the class's average daily net assets, payable monthly for Class B and quarterly for Class C. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The expenses relating to each of the Class B and C plans also are used to pay Distributors for advancing the commission costs to securities dealers with respect to the initial sale of Class B and C shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to securities dealers.

VIII. The section "The Class A and C plans," found on page 24 under "Distribution and service (12b-1) fees", is renamed "The Class A, B and C plans."


                Please keep this supplement for future reference.







                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                               FILE NOS. 2-99112 &
                                    811-4356

                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)   Agreement and Declaration of Trust

            (i)   Agreement and Declaration of Trust dated July 18, 1985
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust for the Franklin California Tax-Free Trust dated July 22, 1992
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

            (iii) Certificate of Amendment of Agreement and Declaration of
                  Trust of Franklin California Tax-Free Trust dated March 21,
                  1995
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

      (b)   By-Laws

            (i)   By-Laws
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

            (ii)  Amendment to By-Laws dated January 18, 1994
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

      (c)   Instruments Defining Rights of Security Holders

            Not Applicable

      (d)   Investment Advisory Contracts

            (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated November 1, 1986
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

            (ii) Management Agreement between Registrant, on behalf of the Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin Advisers, Inc. dated September 21, 1992
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

            (iii) Amendment dated August 1, 1995 to the Management Agreement between Registrant, on behalf of the Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin Advisers, Inc. dated September 21, 1992
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: October 29, 1996

      (e)   Underwriting Contracts

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated March 30, 1995
                  Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: September 1, 1995

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                  Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: August 26, 1999

            (iii) Amendment of Amended and Restated Distribution Agreement
                  between Registrant and Franklin/Templeton Distributors, Inc. dated January 12, 1999
                  Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: August 26, 1999

      (f)   Bonus or Profit Sharing Contracts

            Not Applicable

      (g)   Custodian Agreements

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Registrant: Franklin New York Tax-Free Trust
                  Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                  File No. 33-7785
                  Filing Date: March 1, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Registrant: Franklin New York Tax-Free Trust
                  Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                  File No. 33-7785
                  Filing Date: March 1, 1996

            (iii) Amendment dated May 7, l997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New
                  York
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: October 30, 1997

            (iv) Amendment dated February 27, 1998, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New
                  York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: August 21, 1998

            (v) Amendment dated September 16, 1999, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New
                  York dated February 16, 1996

      (h)   Other Material Contracts

            (i) Agreement between Registrant and Financial Guaranty Insurance Company dated September 3, 1985
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

           (ii) Amendment to Agreement between Registrant and Financial Guaranty Insurance Company dated November 24, 1992
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

           (iii) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated December 1, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.

      (i)   Legal Opinion

            (i)   Opinion and Consent of Counsel dated August 18, 1998
                  Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: August 21, 1998

      (j)   Other Opinions

            (i)   Consent of Independent Auditors

      (k)   Omitted Financial Statements

            Not Applicable

      (l)   Initial Capital Agreements

            (i)   Letter of Understanding dated April 12, 1995
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

      (m)   Rule 12b-1 Plan

            (i)   Amended and Restated Distribution Plan pursuant to
                  Rule 12b-1 dated July 1, 1993 between Registrant, on behalf of the Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                  Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

            (ii) Distribution Plan pursuant to Rule 12b-1 dated May 1, 1994 between Registrant, on behalf of the Franklin California Insured Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc. Filing: Post-Effective Amendment No. 12 to Registration
                  Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: April 21, 1995

            (iii) Class II Distribution Plan pursuant to Rule 12b-1
                  dated March 30, 1995 between Registrant, on behalf of the Franklin California Insured Tax-Free Income Fund
                  - Class II, and Franklin/Templeton Distributors, Inc.
                  Filing: Post-Effective Amendment No. 14 to
                  Registration Statement on Form N-1A
                  File No. 2-99112
                  Filing Date: October 29, 1996

            (iv) Form of Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin California Insured Tax-Free Income Fund - Class B, and Franklin/Templeton Distributors, Inc.

      (o)   Rule 18f-3 Plan

            (i) Form of Multiple Class Plan on behalf of Franklin California Insured Tax-Free Income Fund

      (p)   Power of Attorney

            (i)   Power of Attorney dated January 20, 2000

            (ii)  Certificate of Secretary dated January 27, 2000

Item 24.    Persons Controlled by or Under Common Control with Fund

            None

Item 25.    Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please  see  the  Declaration  of  Trust,  By-Laws,   Management  Agreement  and
Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Item 26.    Business and Other Connections of Investment Advisor

The officers and directors of the Registrant's investment advisor also serve as officers and/or directors or trustees for (1) the advisor's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' investment advisor (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the investment advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27.    Principal Underwriters

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
 (formerly Franklin Valuemark Funds)
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

Item 28.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Trust or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

Item 29.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 30.  Undertakings

Not Applicable



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of January, 2000.

                                    FRANKLIN CALIFORNIA TAX-FREE TRUST
                                    (Registrant)

                                    By:   /s/ Rupert H. Johnson, Jr.
                                          --------------------------
                                          Rupert H. Johnson, Jr.
                                          President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Rupert H. Johnson, Jr.*                  Principal Executive Officer and Trustee
Rupert H. Johnson, Jr.                   Dated: January 27, 2000

Martin L. Flanagan*                      Principal Financial Officer
Martin L. Flanagan                       Dated: January 27, 2000

Diomedes Loo-Tam*                        Principal Accounting Officer
Diomedes Loo-Tam                         Dated: January 27, 2000

Frank H. Abbott, III*                    Trustee
Frank H. Abbott, III                     Dated: January 27, 2000

Harris J. Ashton*                        Trustee
Harris J. Ashton                         Dated: January 27, 2000

Harmon E. Burns*                         Trustee
Harmon E. Burns                          Dated: January 27, 2000

S. Joseph Fortunato*                     Trustee
S. Joseph Fortunato                      Dated: January 27, 2000

Charles B. Johnson*                      Trustee
Charles B. Johnson                       Dated: January 27, 2000

Frank W.T. LaHaye*                       Trustee
Frank W.T. LaHaye                        Dated: January 27, 2000

Gordon S. Macklin*                       Trustee
Gordon S. Macklin                        Dated: January 27, 2000


*BY   /s/ David P. Goss
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                             REGISTRATION STATEMENT

                                 EXHIBITS INDEX

EXHIBIT NO.            DESCRIPTION                                  LOCATION

EX-99.(a)(i)           Agreement and Declaration of Trust             *
                       dated July 18, 1985

EX-99.(a)(ii)          Certificate of Amendment of                    *
                       Agreement and Declaration of
                       Trust for the Franklin
                       California Tax-Free Trust
                       dated July 22, 1992

EX-99.(a)(iii)         Certificate of Amendment of                    *
                       Agreement and Declaration of
                       Trust of Franklin California
                       Tax-Free Trust dated March
                       21, 1995

EX-99.(b)(i)           By-Laws                                        *

EX-99.(b)(ii)          Amendment to By-Laws dated January 18,         *
                       1994

EX-99.(d)(i)           Management Agreement between Registrant        *
                       and Franklin Advisers, Inc. dated
                       November 1, 1986

EX-99.(d)(ii)          Management Agreement between                   *
                       Registrant, on behalf of the Franklin
                       California Intermediate-Term Tax-Free
                       Income Fund, and Franklin Advisers,
                       Inc. dated September 21, 1992

EX-99.(d)(iii)         Amendment dated August 1, 1995 to the          *
                       Management Agreement between
                       Registrant, on behalf of the Franklin
                       California Intermediate-Term Tax-Free
                       Income Fund, and Franklin Advisers,
                       Inc. dated September 21, 1992

EX-99.(e)(i)           Amended and Restated Distribution              *
                       Agreement between Registrant and
                       Franklin/Templeton Distributors, Inc.
                       dated March 30, 1995

EX-99.(e)(ii)          Forms of Dealer Agreements                     *
                       between Franklin/Templeton
                       Distributors, Inc. and
                       Securities Dealers dated March 1, 1998

EX-99.(e)(iii)         Amendment of Amended and Restated              *
                       Distribution Agreement between
                       Registrant and Franklin/Templeton
                       Distributors, Inc. dated January 12,
                       1999

EX-99.(g)(i)           Master Custody Agreement between               *
                       Registrant and Bank
                       of New York dated February
                       16, 1996

EX-99.(g)(ii)          Terminal Link Agreement between                *
                       Registrant and Bank of New York dated
                       February 16, 1996

EX-99.(g)(iii)         Amendment dated May 7, 1997 to the             *
                       Master Custody Agreement dated
                       February 16, 1996 between Registrant
                       and Bank of New York

EX-99.(g)(iv)          Amendment dated February 27, 1998, to          *
                       Exhibit A of the Master Custody
                       Agreement between Registrant and Bank
                       of New York dated February 16, 1996

EX-99.(g)(v)           Amendment dated September 16, 1999, to         Attached
                       Exhibit A of the Master Custody
                       Agreement between Registrant and Bank
                       of New York dated February 16, 1996

EX-99.(h)(i)           Agreement between Registrant and               *
                       Financial Guaranty Insurance Company
                       dated September 3, 1985

EX-99.(h)(ii)          Amendment to Agreement between                 *
                       Registrant and Financial Guaranty
                       Insurance Company dated November 24,
                       1992

EX-99.(h)(iii)         Subcontract for Fund Administrative            Attached
                       Services dated October 1, 1996 and
                       Amendment thereto dated December 1,
                       1998 between Franklin Advisers, Inc.
                       and Franklin Templeton Services, Inc.

EX-99.(i)(i)           Opinion and Consent of Counsel dated           *
                       August 18, 1998

EX-99.(j)(i)           Consent of Independent Auditors                Attached

EX-99.(l)(i)           Letter of Understanding dated April 12,        *
                       1995

EX-99.(m)(i)           Amended and Restated Distribution Plan         *
                       pursuant to Rule 12b-1 dated July 1,
                       1993 between Registrant, on behalf of
                       the Franklin California
                       Intermediate-Term Tax-Free Income Fund,
                       and Franklin/Templeton Distributors,
                       Inc.

EX-99.(m)(ii)          Distribution Plan pursuant to Rule             *
                       12b-1 dated May 1, 1994 between
                       Registrant, on behalf of the Franklin
                       California Insured Tax-Free Income
                       Fund, and Franklin/Templeton
                       Distributors, Inc.

EX-99.(m)(iii)         Class II Distribution Plan pursuant to         *
                       Rule 12b-1 dated March 30,  1995
                       between  Registrant, on behalf of the
                       Franklin  California Insured Tax-Free
                       Income Fund, and Franklin/Templeton
                       Distributors, Inc.

EX-99.(m)(iv)          Form of Class B Distribution Plan              Attached
                       pursuant to Rule 12b-1 between
                       Registrant, on behalf of Franklin
                       California Insured Tax-Free Income Fund
                       - Class B, and Franklin/Templeton
                       Distributors, Inc.

EX-99.(o)(i)           Form of Multiple Class Plan on behalf          Attached
                       of Franklin California Insured Tax-Free
                       Income Fund

EX-99.(p)(i)           Power of Attorney dated January 20, 2000       Attached

EX-99.(p)(ii)          Certificate of Secretary dated January         Attached
                       27, 2000


*Incorporated by reference